Dec. 30, 2017
10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-05 | Fidelity® SAI International Minimum Volatility Index Fund
  Normally investing at least 80% of assets in equity securities included in the Fidelity International Low Volatility Focus Index℠, which reflects the performance of a broad range of equities across developed markets (excluding the U.S., Canada, and South Korea) that in the aggregate have lower volatility relative to the broader foreign developed equity markets.